Investment Portfolio	as of November 30, 2020 (Unaudited)

DWS CROCI® International Fund

	Shares	Value ($)
Common Stocks 95.7%
Australia 8.0%
Australia & New Zealand Banking Group Ltd.	566,301	9,419,690
BHP Group Ltd.	750,393	20,824,497
Commonwealth Bank of Australia	23,483	1,362,175
National Australia Bank Ltd.	412,704	6,911,626
Orica Ltd.	169,075	1,990,741
(Cost $38,099,793)		40,508,729
Belgium 1.9%
UCB SA (Cost $7,824,733)	91,514	9,796,198
Denmark 2.7%
AP Moller - Maersk AS "B"	4,575	9,377,265
Novo Nordisk AS ''B"	28,700	1,922,616
Pandora AS	21,958	2,190,979
(Cost $10,595,568)		13,490,860
Finland 1.0%
Fortum Oyj	79,338	1,827,448
Nokia Oyj*	803,741	3,221,491
(Cost $4,468,787)		5,048,939
France 13.4%
Atos SE*	140,686	12,966,799
BNP Paribas SA*	359,756	18,316,526
Danone SA	81,015	5,210,711
Engie SA*	525,199	7,785,455
Sanofi	201,583	20,331,425
Television Francaise 1*	403,639	3,135,225
(Cost $62,593,783)		67,746,141
Germany 7.4%
Bayer AG (Registered)	123,790	7,124,684
Beiersdorf AG	86,148	9,605,090
Brenntag AG	91,713	6,998,500
Deutsche Boerse AG	25,572	4,257,635
Fresenius Medical Care AG & Co. KGaA	33,272	2,813,629
Fresenius SE & Co. KGaA	67,488	3,047,201
HeidelbergCement AG	22,108	1,584,145
Merck KGaA	13,101	2,108,210
(Cost $35,416,323)		37,539,094
Hong Kong 0.6%
CLP Holdings Ltd. (Cost $2,932,597)	316,000	2,966,561
Ireland 0.5%
CRH PLC* (Cost $2,168,776)	68,766	2,690,561
Italy 2.8%
Intesa Sanpaolo SpA*	5,249,134	12,103,104
Snam SpA	366,651	2,070,975
(Cost $12,886,794)		14,174,079
Japan 26.2%
Advantest Corp.	22,300	1,552,745
Astellas Pharma, Inc.	149,400	2,111,444
Bridgestone Corp.	306,131	10,612,602
Dentsu Group, Inc.	77,600	2,502,886
Fujitsu Ltd.	20,200	2,786,271
ITOCHU Corp.	68,200	1,789,964
KDDI Corp.	54,400	1,555,340
Mitsubishi UFJ Financial Group, Inc.	632,400	2,679,619
Nintendo Co., Ltd.	16,500	9,385,997
Ono Pharmaceutical Co., Ltd.	239,500	7,566,949
Otsuka Holdings Co., Ltd.	60,800	2,453,265
Sekisui House Ltd.	320,400	5,734,435
Seven & i Holdings Co., Ltd.	54,800	1,727,779
Shin-Etsu Chemical Co., Ltd.	39,523	6,432,511
Shionogi & Co., Ltd.	131,700	7,045,928
Sony Corp.	47,004	4,356,994
Subaru Corp.	159,784	3,138,920
Sumitomo Mitsui Financial Group, Inc.	759,926	21,856,929
Takeda Pharmaceutical Co., Ltd.	42,900	1,534,066
Tokyo Electron Ltd.	28,923	9,776,845
Toyota Industries Corp.	281,042	20,228,000
Toyota Motor Corp.	90,074	6,007,531
(Cost $124,739,060)		132,837,020
Netherlands 3.4%
Koninklijke Ahold Delhaize NV	355,513	10,190,267
Koninklijke KPN NV	2,388,974	7,127,041
(Cost $14,119,096)		17,317,308
Singapore 2.8%
Singapore Telecommunications Ltd.	1,430,700	2,551,861
Venture Corp., Ltd.	839,101	11,745,110
(Cost $12,382,589)		14,296,971
Sweden 2.1%
Alfa Laval AB*	95,484	2,416,572
Telefonaktiebolaget LM Ericsson "B"	644,421	7,900,815
(Cost $7,287,062)		10,317,387
Switzerland 9.5%
Adecco Group AG (Registered)	176,548	10,692,729
LafargeHolcim Ltd. (Registered)	218,874	11,567,978
Novartis AG (Registered)	55,378	5,007,763
Roche Holding AG (Genusschein)	62,971	20,719,930
(Cost $47,706,704)		47,988,400
United Kingdom 13.4%
BAE Systems PLC	543,714	3,625,747
Barratt Developments PLC*	361,004	2,997,762
British American Tobacco PLC	227,440	8,019,639
Bunzl PLC	62,949	1,978,152
Ferguson PLC	12,101	1,360,953
GlaxoSmithKline PLC	412,621	7,518,390
Imperial Brands PLC	363,924	6,615,699
Johnson Matthey PLC	65,556	1,937,636
Kingfisher PLC*	795,563	2,892,375
Mondi PLC	91,652	2,032,288
Persimmon PLC	355,724	12,624,209
Rio Tinto PLC	138,028	8,925,289
Smiths Group PLC	78,408	1,526,887
Taylor Wimpey PLC*	2,776,754	5,717,447
(Cost $66,687,684)		67,772,473
Total Common Stocks (Cost $449,909,349)		484,490,721
Preferred Stocks 2.9%
Germany
Henkel AG & Co. KGaA (Cost $16,578,469)	135,603	14,559,163
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.09% (a) (Cost $4,804,739)	4,804,739	4,804,739
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $471,292,557)	99.5	503,854,623
Other Assets and Liabilities, Net	0.5	2,647,143
Net Assets	100.0	506,501,766

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended November 30, 2020 are as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (a) (b)
—	— (c)	—	—	—	10,880	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.09% (a)
2,582,527	17,732,137	15,509,925	—	—	820	—	4,804,739	4,804,739
2,582,527	17,732,137	15,509,925	—	—	11,700	—	4,804,739	4,804,739

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds)in the amount invested in cash collateral for the period ended November 30, 2020.
At November 30, 2020 the DWS CROCI® International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Health Care	101,101,698	20%
Financials	76,907,304	16%
Consumer Discretionary	76,501,254	15%
Materials	57,985,646	12%
Consumer Staples	55,928,348	11%
Information Technology	49,950,076	10%
Industrials	39,766,769	8%
Communication Services	26,258,350	5%
Utilities	14,650,439	3%
Total	499,049,884	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$40,508,729	$—	$40,508,729
Belgium	—	9,796,198	—	9,796,198
Denmark	—	13,490,860	—	13,490,860
Finland	—	5,048,939	—	5,048,939
France	—	67,746,141	—	67,746,141
Germany	—	37,539,094	—	37,539,094
Hong Kong	—	2,966,561	—	2,966,561
Ireland	—	2,690,561	—	2,690,561
Italy	—	14,174,079	—	14,174,079
Japan	—	132,837,020	—	132,837,020
Netherlands	—	17,317,308	—	17,317,308
Singapore	—	14,296,971	—	14,296,971
Sweden	—	10,317,387	—	10,317,387
Switzerland	—	47,988,400	—	47,988,400
United Kingdom	—	67,772,473	—	67,772,473
Preferred Stocks	—	14,559,163	—	14,559,163
Short-Term Investments	4,804,739	—	—	4,804,739
Total	$4,804,739	$499,049,884	$—	$503,854,623

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DCIF-PH1

R-080548-1 (1/23)